Cover	Apr. 29, 2024
Cover [Abstract]
Entity Registrant Name	Kingfish Holding Corporation
Entity Central Index Key	0001374881
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 29, 2024
Entity File Number	000-52375
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	20-4838580
Entity Address Address Line 1	822 62nd Street Circle East
Entity Address City Or Town	Bradenton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	34208
City Area Code	941
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	487-3653